Long-Term Debt And Lines of Credit (Financial Debt Covenants) (Details)	12 Months Ended
Dec. 31, 2018
Minimum [Member]
Debt Instrument [Line Items]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA), Requirement	1.00
Leverage Ratio (Consolidated Indebtedness Consolidated Adj. EBITDA), Chemed	0.41
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.00
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	1.00
Maximum [Member]
Debt Instrument [Line Items]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA), Requirement	3.50
Leverage Ratio (Consolidated Indebtedness Consolidated Adj. EBITDA), Chemed	1.00
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.50
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	7.61